Financial Risk Management - Currency risks (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) € / $	Dec. 31, 2025 € / $	Dec. 31, 2025 € / £ € / $	Dec. 31, 2024 EUR (€) € / $	Dec. 31, 2024 € / $	Dec. 31, 2024 € / £ € / $	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 € / £	Dec. 31, 2024 € / £
Financial Risk Management
Exchange differences recognized in consolidated income statement except for those arising on financial instruments measured at fair value through profit or loss in accordance with IFRS 9	€ (25,227)			€ 12,956			€ (1,229)
Average currency rates		1.13	0.8568		1.0824	0.8466
Currency rates	1.175	1.175	1.175	1.0389	1.0389	1.0389		0.8726	0.8292